LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS
LAND USE RIGHTS

12.                               LAND USE RIGHTS

As a result of merger with VanceInfo, the Company obtained two pieces of land in Beijing and recorded the land use right at fair value at the acquisition date as a part of the purchase price allocation and amortizes the cost of land use right on a straight-line basis over the remaining useful life.

The Group recorded amortization expenses of $71 for the year ended December 31, 2012.